Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of cash and cash equivalents

	December 31, 2013	December 31, 2012
Cash on hand and at banks	$ 19,552	$ 28,397
Short-term deposits	67,017	17,141

Total cash and cash equivalents	$ 86,569	$ 45,538